Cash and cash equivalents and investment securities - Summary of Investments in Short-Term Debt Securities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 138	$ 139
Investment on debt securities	26	22
Non-current investments	164	161
Investment on debt securities	334	374
Current investments	$ 334	$ 374